Consoolidated Statements of Cash Flows Quarterly (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	May 31, 2022	May 31, 2021	Aug. 31, 2021	Aug. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,787,110)	$ (2,608,544)
Adjustments to reconcile net loss to net cash from operating activities:
Executive salaries and consulting fees paid in stock	323,723	564,877	$ 568,627	$ 169,768
Depreciation of fixed asset	39,902	39,748	53,048	52,446
Amortization of intangible asset	2,235,533	853,001	1,468,728	113,731
Loss/(gain) from change in fair value of derivatives		(64,584)	(64,584)	64,584
Loss/(gain) from lease termination		3,251	3,251
Loss/(gain) from warrant termination		12,343	12,343
Loss/(gain) from warrant exercise		75,000
Loss/(gain) prepaid convertible note		232,797
Interest expense		156,822	156,822	255,512
Non-cash note conversion fees		8,750	8,750	24,750
Non-cash dividend expense for preferred shares	17,343		25,835
Non-cash penalty expense	141,945
Non -cash lease expense	79,957	1,761
Changes in operating assets and liabilities:
Accounts receivable	(8,120)	137,700	137,700	(102,400)
Interest receivable		26,240	26,240	(17,515)
Related party receivable	1,439	86,142	86,142	(52,588)
Prepaid expenses	11,233	9,024	(2,542)	10,946
Rent security & electricity deposit	(28,733)	1,987	1,920	(3,400)
Long-term prepayment	(1,151,480)
Purchase of movie and TV series broadcast right and copyright	(708,400)	(3,539,369)	(4,312,053)	(1,742,080)
Accounts payable and accrued liabilities	215,622	(267,149)	(241,192)	248,314
Related party payable	115,907	283,896	927,930
Due to / from stockholders	22,741	(218)	1,871	(1,561)
Tax payable		(56,750)	(56,750)	(7,814)
Other payable		243	243	(157,824)
Net cash used in operating activities	(478,498)	(4,043,032)	(5,141,166)	(1,263,370)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of furniture and equipment		(5,000)	(5,000)
Net cash used in investing activities	(280,000)	(5,000)	(5,000)	1,047,040
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible notes		233,017
Proceeds from common stock issuances	370,422	1,530,619	2,220,812	514,000
Proceeds from preferred share B issuances		320,000	320,000
Proceeds from preferred share C issuances	440,585	243,500	243,500
Proceeds from preferred share D issuances	187,000	250,000	723,000
Payments for warrant termination		(95,000)
Prepayments of convertible notes		(821,970)
Net cash provided by financing activities	998,007	1,660,166	2,823,359	1,106,641
Net increase (decrease) in cash and cash equivalents	239,509	(2,387,866)	(2,322,808)	890,311
Cash and cash equivalents –beginning of the period	132,253	2,455,061	2,455,061
Cash and cash equivalents – end of the period	371,762	67,195	132,253	2,455,061
Supplemental Cash Flow Disclosures
Cash paid for interest
Cash paid for income taxes
Non-Cash Investing and Financing Activities:
Cashless warrant exercises		137,766	137,766	(43,247)
Convertible notes converted to common shares		(183,752)	183,752	309,894
Transfer from other receivable to long term prepayment	644,785
Transfer from long term prepayment to intangible assets	761,600
Additions to ROU assets from operating lease liabilities	1,207,789	27,421	27,421	228,510
Common shares returned due to officer resignations		$ (391,667)	$ (391,667)	$ (228,222)